[LOGO OF        Investing                       [PICTURE OF STATUE OF LIBERTY
EATON VANCE     for the                                    APPEARS HERE]
APPEARS HERE]   21st
                Century(R)



   Semiannual Report April 30, 1998


[PICTURE OF STREET SIGN
APPEARS HERE]



                                    VANCE

                                   SANDERS

                                   EXCHANGE

                                     FUND




                                  Eaton Vance
                    Global Management--Global Distribution



[PICTURE OF CALCULATOR
AND TAX FORM APPEARS HERE]

Vance Sanders Exchange Fund as of April 30, 1998

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------
    The Economy

[PHOTO OF DUNCAN W. RICHARDSON, PORTFOLIO MANAGER APPEARS HERE]

 .   The U.S. economy continued its extraordinary performance in the latter part of 1997 and early 1998. Gross Domestic Product - the primary indicator of overall U.S. economic growth - grew at real annual rates of 3.7% in the fourth quarter of 1997 and 4.2% in the first quarter of 1998. Meanwhile, the civilian unemployment rate reached a 28-year low of 4.3% in April, 1998.

 .   The inflation rate, which historically has risen during periods of sustained growth and low unemployment, has remained very low. The Consumer Price Index increased only 1.7% in 1997 and has advanced at a rate of 1.0% (annualized) thus far in 1998.

 .   The consensus among leading economists is that inflation has remained low due to global competition, a strong dollar - made even stronger by the Asian currency crisis - and higher productivity brought on by advances in technology.

 The Stock Market

 .   The U.S. stock market's strong performance during the period reflected the healthy economic climate and the continued demand for U.S. stocks. In 1997, the return of the S&P 500 Index exceeded 20% for a record third consecutive year, and year-to-date through April 30, 1998, the S&P 500 has achieved returns of 15.1%.*

 .   As stock valuations have increased, so has market volatility. In October, the market fell by over 10%, sparked largely by initial fears concerning the Asian economic and currency crisis. After recovering, the market experienced a similar Asian-inspired decline of over 5% in January, 1998.

 .   Since January, the market has advanced to new record highs, driven by buoyant economic conditions in the U.S. and diminishing concerns about the impact of the Asian crisis on the earnings of U.S. multinationals.

The Fund
--------------------------------------------------------------------------------
    The Past Six Months

 .   During the six months ended April 30, 1998, the Fund had a total return of
    22.3%. This return resulted from an increase in net asset value to $650.70 per share on April 30, 1998 from $533.76 on October 31, 1997 and the reinvestment of $1.80 per share in income dividends.

 .   By comparison, the average annual total return for mutual funds in the
    Lipper Growth Funds Category was 18.2% during this period.*

    Fund Strategy and Outlook

 .   The Fund seeks to achieve long-term, after-tax returns by investing in the
    Tax-Managed Growth Portfolio.

 .   The Portfolio invests in a broadly diversified selection of stocks, emphasizing holdings of high-quality growth companies that are acquired with the expectation of being held for a period of years. The Portfolio utilizes a number of tax-efficient management techniques and seeks to achieve returns primarily in the form of unrealized gains, which are not subject to current tax.

 .   With stocks reaching ever-higher valuations, we have been careful in our selection of stocks to acquire. During the period, we have found opportunities in the oil services, financial, and technology sectors.

 .   We continue to anticipate lower returns in the stock market and a reversion toward the historic annual average of 10%. Earnings disappointments or interest rate hikes over the coming months could pull the market lower. Nevertheless, we plan to stay with the same type of high-quality companies that are currently in the Portfolio, as we believe they will continue to produce consistent returns over the long term.

--------------------------------------------------------------------------------
/1/Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. /2/For Tax-Managed Growth Portfolio, as of 4/30/98; may not be representative of the Portfolio's current or future investments. The ten largest holdings accounted for 13.6% of the Portfolio's investments. *It is not possible to invest directly in an Index or Lipper Category.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

Fund Information
as of April 30, 1998

Performance/1/
--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
One Year                              42.6%
Five Years                            23.5
Ten Years                             18.3
Life of Fund (6/1/76)                 15.3


Five Largest Sectors/2/
--------------------------------------------------------------------------------
By total net assets

                           [BAR CHART APPEARS HERE]

Financial                             10.0%
Insurance                              8.4%
Drugs                                  8.3%
Computer Hardware & Software           7.9%
Medical Products                       6.4%


Ten Largest Holdings/2/
--------------------------------------------------------------------------------
By total net assets
Pfizer, Inc.                           1.7%
Johnson & Johnson Co.                  1.4
General Re Corp.                       1.4
Automatic Data Processing, Inc.        1.4
SunAmerica, Inc.                       1.3
Home Depot, Inc. (The)                 1.3
Albertson's, Inc.                      1.3
Federal National Mortgage Assoc.       1.3
Marsh & McLennan Cos., Inc.            1.3
Schlumberger Ltd.                      1.2

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Vance Sanders Exchange Fund as of April 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 1998
Assets
--------------------------------------------------------------------------------
Investment in Tax-Managed Growth Portfolio (Portfolio), at
     value (Note 1A) (identified cost, $40,328,999)               $ 405,839,688
--------------------------------------------------------------------------------
Total assets                                                      $ 405,839,688
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees (Note 5)                  $         315
Accrued expenses                                                          8,413
--------------------------------------------------------------------------------
Total liabilities                                                 $       8,728
--------------------------------------------------------------------------------
Net Assets for 623,688 shares of beneficial interest
     outstanding                                                  $ 405,830,960
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investment
     transactions from Portfolio (computed on the basis of
     identified cost), less the excess of cost of Fund
     shares redeemed over proceeds from sales of Fund shares
     (including shares issued to shareholders electing to
     receive payment of distributions in Fund shares)             $  40,506,145

Accumulated undistributed net investment income                         614,885

Federal tax on undistributed net realized long-term capital
     gain, paid on behalf of shareholders (Note 1C)                    (800,759)

Net unrealized appreciation of investments from Portfolio
     (computed on the basis of identified cost)                     365,510,689
--------------------------------------------------------------------------------
Total                                                             $ 405,830,960
--------------------------------------------------------------------------------


Net Asset Value and Redemption
Price Per Share
--------------------------------------------------------------------------------
($405,830,960 / 623,688 shares of
      beneficial interest outstanding)                            $      650.70
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
April 30, 1998
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividend income allocated from Portfolio
     (net of foreign taxes, $26,515)                              $   2,230,636
Interest income allocated from Portfolio                                381,108
Expenses allocated from Portfolio                                      (979,041)
--------------------------------------------------------------------------------
Net investment income from Portfolio                              $   1,632,703
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
     Administrator's organization (Note 5)                        $       1,802
Legal and accounting services                                            16,108
Custodian fee                                                            12,601
Transfer and dividend disbursing agent fees                              11,575
Printing and postage                                                      8,304
Miscellaneous                                                             1,481
--------------------------------------------------------------------------------
Total expenses                                                    $      51,871
--------------------------------------------------------------------------------

Net investment income                                             $   1,580,832
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)              $     481,960
--------------------------------------------------------------------------------
Net realized gain on investment transactions                      $     481,960
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments                                                  $  72,403,276
     Foreign currency                                                        18
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                               $  72,403,294
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                   $  72,885,254
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $  74,466,086
--------------------------------------------------------------------------------

                       See notes to financial statements

Vance Sanders Exchange Fund as of April 30, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                     Six Months Ended
Increase (Decrease)                  April 30, 1998            Year Ended
in Net Assets                        (Unaudited)               October 31, 1997
--------------------------------------------------------------------------------
From operations-
     Net investment income               $   1,580,832           $    2,573,537
     Net realized gain on
         investment transactions               481,960               18,653,148
     Net change in unrealized
         appreciation (depreciation)
         of investments                     72,403,294               63,226,161
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                     $  74,466,086           $   84,452,846
--------------------------------------------------------------------------------
Distributions to shareholders (Note2) --
     From net investment income          $  (1,129,105)          $   (2,065,340)
--------------------------------------------------------------------------------
Total distributions to shareholders      $  (1,129,105)          $   (2,065,340)
--------------------------------------------------------------------------------
Less provision for federal tax on
     undistributed net realized
     long-term gain (Note 1C)            $          --           $     (800,759)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest (Note 3) --
     Net asset value of shares
         issued to shareholders in
         payment of distributions        $      91,605           $      194,962
         declared
     Cost of shares redeemed                (4,189,025)             (15,749,932)
--------------------------------------------------------------------------------
Net decrease in net assets from Fund
     share transactions                  $  (4,097,420)          $  (15,554,970)
--------------------------------------------------------------------------------

Net increase in net assets               $  69,239,561           $   66,031,777
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $ 336,591,399           $  270,559,622
--------------------------------------------------------------------------------
At end of period                         $ 405,830,960           $  336,591,399
--------------------------------------------------------------------------------


Accumulated undistributed net
investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                         $     614,885           $      163,158
--------------------------------------------------------------------------------


                       See notes to financial statements

Vance Sanders Exchange Fund as of April 30, 1998

FINANCIAL STATEMENTS CONT'D
Financial Highlights


                                                                   Six Months Ended     Year Ended     Period Ended    Period Ended
                                                                   April 30, 1998       October 31,    October 31,     August 31,
                                                                   (Unaudited)          1997           1996*           1996**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $  533.760      $  408.590      $  376.860      $  347.570
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $    2.527      $    3.980      $    0.451      $    2.644
Net realized and unrealized gain on investments                        116.213         125.660          32.229          29.346
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                        $  118.740      $  129.640      $   32.680      $   31.990
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                          $   (1.800)     $   (3.200)     $   (0.431)     $   (2.700)
In excess of net investment income                                          --              --          (0.519)             --
From net realized gain on investments                                       --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 $   (1.800)     $   (3.200)     $   (0.950)     $   (2.700)
------------------------------------------------------------------------------------------------------------------------------------
Provision for federal tax on undistributed net realized
     long-term gain (Note 1C)                                       $       --      $   (1.270)     $       --      $       --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                    $  650.700      $  533.760      $  408.590      $  376.860
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                        22.28%          31.82%           8.68%           9.22%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                           $  405,831      $  336,591      $  270,560      $  250,818
Ratio of expenses to average daily net assets/(2)/                        0.57%+          0.62%           0.70%+          0.71%+
Ratio of net investment income to average daily net assets                0.87%+          0.82%           0.65%+          1.03%+
Portfolio Turnover/(3)/                                                     --              --              --               3%
Average commission rate (per share)/(4)/                                    --              --              --      $   0.0589
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Year Ended December 31,
                                                                  -------------------------------------------------------
                                                                      1995           1994           1993          1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                             $  259.490     $  251.710    $  246.130     $  241.030
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $    3.800     $    3.406    $    3.141     $    3.198
Net realized and unrealized gain on investments                        87.730          7.424         5.599          5.012
------------------------------------------------------------------------------------------------------------------------------------

Total income from operations                                       $   91.530     $   10.830    $    8.740     $    8.210
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $   (3.450)    $   (3.050)   $   (3.000)    $   (3.050)
In excess of net investment income                                         --             --            --             --
From net realized gain on investments                                      --             --        (0.160)        (0.060)
------------------------------------------------------------------------------------------------------------------------------------

Total distributions                                                $   (3.450)    $   (3.050)   $   (3.160)    $   (3.110)
------------------------------------------------------------------------------------------------------------------------------------
Provision for federal tax on undistributed net realized
     long-term gain (Note 1C)                                      $       --     $       --    $       --     $       --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                   $  347.570     $  259.490    $  251.710     $  246.130
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                       35.50%          4.39%         3.63%          3.50%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                          $  237,032     $  185,418    $  188,538     $  195,679
Ratio of expenses to average daily net assets/(2)/                       0.70%          0.71%         0.71%          0.71%
Ratio of net investment income to average daily net assets               1.19%          1.31%         1.22%          1.31%
Portfolio Turnover/(3)/                                                     0%             3%            3%             5%
Average commission rate (per share)/(4)/                                   --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------

+    Annualized.

*    For the two month period ended October 31, 1996

**   For the eight month period ended August 31, 1996

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the fund was investing in the Portfolio.

/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

/(4)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions were charged. The average commission rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Vance Sanders Exchange Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Vance Sanders Exchange Fund (the Fund) is a diversified series of Eaton Vance Series Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is a diversified series of Eaton Vance Series Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund invests all of its investable assets in interests in the Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.0% at April 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and net realized short-term capital gain. Accordingly, no provision for federal income or excise tax is necessary. The Fund generally designates as undistributed any taxable net realized long-term gain (but reserves the right to distribute such gain in any year) and pays the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

  D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  G Interim Financial Information -- The interim financial statements relating to April 30, 1998 and the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The Fund's policy is to distribute all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses). Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in

Vance Sanders Exchange Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains.

3 Shares of Beneficial Interest
  ---------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           Six Months Ended
                                           April 30, 1998      Year Ended
                                           (Unaudited)         October 31, 1997
--------------------------------------------------------------------------------
Issued to shareholders electing to
  receive payment of distributions
  in Fund shares                                  156                     408

Redemptions                                    (7,068)                (31,981)
--------------------------------------------------------------------------------
Net decrease                                   (6,912)                (31,573)
--------------------------------------------------------------------------------

4 Investment Transactions
  ------------------------------------------------------------------------------
  Decreases in the Fund's investment in the Portfolio aggregated $6,079,714 for the six months ended April 30, 1998. In addition, investments were distributed in payment for Fund shares redeemed resulting in realized capital gains for book purposes of $3,817,550.

5 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee earned by BMR.

  Certain of the officers and trustees of the Fund are officers and directors/trustees of the above organizations.

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)



Common Stocks--97.0%

Security                                        Shares              Value
--------------------------------------------------------------------------------

Advertising -- 2.5%
--------------------------------------------------------------------------------
AC Nielson Corp.                                      45,668        $  1,278,704
Advo, Inc.                                           170,000           4,866,250
Cognizant Corp.                                      249,006          12,808,246
Harte-Hanks Communications, Inc.                     144,604           3,280,703
Interpublic Group of Companies, Inc.+                 20,000           1,277,117
Interpublic Group of Companies, Inc.                 279,756          17,869,415
Interpublic Group of Companies, Inc.+                 42,000           2,679,531
Interpublic Group of Companies, Inc.+                 82,350           5,257,476
Omnicom Group, Inc.                                1,466,200          69,461,224
Snyder Communications, Inc.+                         442,500          18,768,638
Snyder Communications, Inc.+                          40,000           1,695,750
TMP Worldwide, Inc.                                   43,000           1,139,500
True North Communications, Inc.                       33,000           1,006,500
WPP Group PLC                                        488,000           3,096,458
--------------------------------------------------------------------------------
                                                                    $144,485,512
--------------------------------------------------------------------------------

Aerospace and Defense -- 0.6%
--------------------------------------------------------------------------------
Boeing Company (The)                                 221,682        $ 11,097,955
Raytheon Co. Class A                                     133               7,340
Raytheon Co. Class B                                 224,544          12,728,838
TRW, Inc.                                              2,000             105,625
United Technologies Corp.                             49,398           4,862,616
United Technologies Corp.+                            36,844           3,625,018
--------------------------------------------------------------------------------
                                                                    $ 32,427,392
--------------------------------------------------------------------------------

Apparel -- 0.0%
--------------------------------------------------------------------------------
Samsonite Corp.                                        1,000        $     28,750
--------------------------------------------------------------------------------
                                                                    $     28,750
--------------------------------------------------------------------------------

Auto and Parts -- 0.8%
--------------------------------------------------------------------------------
Aftermarket Technology Corp.+                         46,000        $    893,412
Borg-Warner Automotive, Inc.                         225,000          13,992,188
Chrysler Corp.                                        32,000           1,286,000
Ford Motor Co.                                         1,000              45,813
General Motors Corp.                                   5,396             363,556
Harley-Davidson, Inc.                                  1,000              36,000
Magna International, Inc. Class A                    345,000          25,724,063
Meritor Automotive, Inc.                              61,133           1,577,996
Snap-On, Inc.+                                        44,444           1,878,656
--------------------------------------------------------------------------------
                                                                    $ 45,797,684
--------------------------------------------------------------------------------

Banks - Regional -- 4.5%
--------------------------------------------------------------------------------
AmSouth Bancorporation                                18,328        $  1,143,209
Banc One Corp.                                       501,848          29,514,935
Bank of Granite Corp.                                 18,000             679,500
Bank of New York Co., Inc. (The)                      78,172           4,617,034
BankBoston Corp.                                       1,080             116,573
BB&T Corp.                                            33,235           2,235,054
City National Corp.                                  100,000           3,718,750
Colonial Bancgroup, Inc. (The)                       153,137           5,493,790
Comerica, Inc.                                       100,000           6,693,750
Community First Bancshares, Inc.+                    148,000           7,451,772
Compass Bancshares, Inc.                              48,208           2,338,088
Crestar Financial Corp.                               28,348           1,695,565
Fifth Third Bancorp                                  112,500           6,187,500
First Citizens Bancshares, Inc.                       35,300           3,997,725
First Union Corp.                                    786,051          47,457,823
Fleet Financial Group, Inc.                           57,486           4,965,353
Golden West Financial Corp.                            7,000             737,188
Keycorp                                               68,800           2,730,500
Marshall and Ilsley Corp.                             20,000           1,170,000
National City Corp.                                   33,309           2,306,648
National Commerce Bancorporation+                     79,816           3,564,622
Nationsbank Corp.                                    309,101          23,414,401
Northern Trust Corp.                                 141,898          10,358,554
Norwest Corp.                                      1,626,244          64,541,558
PNC Bank Corp.                                        44,900           2,713,644
Sovereign Bancorp, Inc.                              366,000           6,908,250
Summit Bancorp                                        21,642           1,084,805
SunTrust Banks, Inc.                                     480              39,090
U.S. Bancorp                                          20,000           2,540,000
Union Planters Corp.                                  14,875             914,813
Valley National Bancorp                              184,691           7,410,726
Wachovia Corp.                                         6,330             537,654
Westamerica Bancorporation                            82,596           2,725,668
--------------------------------------------------------------------------------
                                                                    $262,004,542
--------------------------------------------------------------------------------

Banks and Money Services -- 2.0%
--------------------------------------------------------------------------------
Ahmanson (H.F.) & Co.                                  2,600        $    198,250
Bank of Montreal                                      19,000           1,037,875
Bank United Corp.                                      2,000             103,500
BankAmerica Corp.                                     41,624           3,538,040
Beneficial Corp.                                      14,100           1,838,288
Chase Manhattan Corp.                                 32,632           4,521,572

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                         Shares             Value
--------------------------------------------------------------------------------

Banks and Money Services (continued)
--------------------------------------------------------------------------------
Citicorp                                             430,117        $ 64,732,608
First Chicago NBD Corp.                               43,006           3,994,182
Firstbank of Illinois Co.                             26,146           1,196,180
FirstPlus Financial Group, Inc.                      120,000           5,820,000
FirstPlus Financial Group, Inc.+                     209,395          10,020,587
Morgan (J.P.) & Co., Inc.                             55,800           7,323,750
Washington Mutual, Inc.                               92,759           6,498,927
Wells Fargo & Co.                                     11,542           4,253,227
--------------------------------------------------------------------------------
                                                                    $115,076,986
--------------------------------------------------------------------------------

Beverages -- 1.8%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                            261,465        $ 11,978,365
Coca-Cola Company (The)                              502,245          38,107,839
PepsiCo, Inc.                                      1,311,156          52,036,503
--------------------------------------------------------------------------------
                                                                    $102,122,707
--------------------------------------------------------------------------------

Broadcasting and Cable -- 1.0%
--------------------------------------------------------------------------------
American Radio Systems Corp.                         149,451        $  9,910,469
Clear Channel Communications, Inc.                    43,700           4,118,725
Comcast Corp., Class A                                62,500           2,238,281
Cox Communications, Inc., Class A                     93,319           4,164,360
Liberty Media Group, Class A                          91,828           3,047,542
Tele-Communications, Inc.                            490,073          15,804,854
U.S. West, Inc. - Media Group                        258,524           9,759,281
Univision Communications, Inc.                       200,649           7,687,365
--------------------------------------------------------------------------------
                                                                    $ 56,730,877
--------------------------------------------------------------------------------

Building Materials -- 0.9%
--------------------------------------------------------------------------------
American Standard Companies, Inc.                    143,358        $  6,979,743
CRH PLC                                              255,000           3,638,289
Interface, Inc.                                      184,213           7,817,539
Masco Corp.                                          114,331           6,631,198
Sherwin-Williams Co. (The)                            44,670           1,591,369
Stanley Works (The)                                   12,160             622,440
Valspar Corp.                                        570,000          22,728,750
Walter Industries, Inc.                                1,000              20,625
--------------------------------------------------------------------------------
                                                                    $ 50,029,953
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.8%
--------------------------------------------------------------------------------
Accustaff, Inc.                                      100,000        $  3,587,500
Corporate Express, Inc.                               92,486             930,640
Corrections Corporation of America                    54,756           1,519,479
Fair, Issac and Co., Inc.                             88,828           3,530,913
Fair, Issac and Co., Inc.+                           150,000           5,947,594
Half (Robert) International, Inc.                      1,800              97,425
Manpower, Inc.                                       110,000           4,846,875
Metzler Group, Inc. (The)                             90,000           3,116,250
Romac International, Inc.+                            45,546           1,204,555
Staff Leasing, Inc.                                   78,125           2,285,156
Staff Leasing, Inc.+                                  78,125           2,276,016
Sylvan Learning Systems, Inc.*                       142,857           7,053,564
Sylvan Learning Systems, Inc.+                       196,789           9,704,311
--------------------------------------------------------------------------------
                                                                    $ 46,100,278
--------------------------------------------------------------------------------

Chemicals -- 1.0%
--------------------------------------------------------------------------------
Bayer AG ADR                                          40,000        $  1,778,764
Dow Chemical Co. (The)                                25,248           2,441,166
DuPont (E.I.) de Nemours & Co.                       215,107          15,662,478
Eastman Chemical Co.                                     123               8,456
Mississippi Chemical Corp.                           272,180           4,933,263
Monsanto Co.                                         492,240          26,027,190
Olin Corp.                                             1,037              48,545
Solutia, Inc.                                        200,336           5,684,534
--------------------------------------------------------------------------------
                                                                    $ 56,584,396
--------------------------------------------------------------------------------

Chemicals - Specialty -- 0.1%
--------------------------------------------------------------------------------
Airgas, Inc.                                          61,000        $    945,500
Airgas, Inc.+                                        205,555           3,179,730
--------------------------------------------------------------------------------
                                                                    $  4,125,230
--------------------------------------------------------------------------------

Communications Equipment -- 1.5%
--------------------------------------------------------------------------------
Dialogic Corp.                                        80,000        $  2,990,000
General Cable Corp.                                    2,000              90,625
L.M. Ericsson Telephone Co., ADR                     226,000          11,624,875
Lucent Technologies, Inc.                              2,830             215,434
Nokia Corp., Class A ADR                             683,000          45,675,624
Northern Telecom Ltd. ADR                            111,740           6,802,173
PairGain Technologies, Inc.                          140,581           2,591,962
PairGain Technologies, Inc.+                         210,000           3,869,939

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                          Shares            Value
--------------------------------------------------------------------------------

Communications Equipment (continued)
--------------------------------------------------------------------------------
Salient 3 Communications, Inc., Class A               78,125        $    810,547
Tellabs, Inc.                                        146,623          10,391,905
--------------------------------------------------------------------------------
                                                                    $ 85,063,084
--------------------------------------------------------------------------------

Communications Services -- 1.7%
--------------------------------------------------------------------------------
360 Communications Co.                                 1,333        $     40,740
Airtouch Communications, Inc.                          1,865              99,078
Aliant Communications, Inc.                           36,322           1,030,637
Alltel Corp.                                          53,760           2,298,240
Ameritech Corp.                                       28,362           1,207,158
AT&T Corp.                                            34,467           2,070,174
BellSouth Corp.                                        6,980             448,029
Citizens Utilities Corp., Class B                     44,309             448,632
Excel Communications, Inc.                           100,000           2,350,000
McLeodUSA, Inc.                                       57,143           2,628,578
McLeodUSA, Inc.+                                      36,000           1,652,688
Nextel Communications, Inc., Class A /1/              75,830           2,175,373
Premier Technologies, Inc.                            89,479           2,852,143
SBC Communications, Inc.                               9,342             387,109
Sprint Corp.                                           1,600             109,300
Tel-Save Holdings, Inc.                              247,376           5,643,265
Telecom Corp. of New Zealand Ltd. ADR                  8,000             306,500
Telephone & Data Systems, Inc.                        86,756           4,120,910
Worldcom, Inc.                                     1,575,000          67,380,389
--------------------------------------------------------------------------------
                                                                    $ 97,248,943
--------------------------------------------------------------------------------

Computer Software -- 3.9%
--------------------------------------------------------------------------------
Baan Co., NV ADR                                     223,926        $  9,936,716
BMC Software, Inc.*                                    4,000             374,250
Cadence Design Systems, Inc.                         506,000          18,374,125
Computer Associates International, Inc.              624,684          36,583,057
Compuware Corp.                                        1,400              68,425
CSG Systems International, Inc.                        7,958             362,089
HNC Software, Inc.*                                  125,000           4,875,000
HNC Software, Inc.+                                  147,980           5,756,792
HNC Software, Inc.+                                  129,814           5,050,089
Intuit, Inc.                                         286,227          15,223,699
Lexmark International Group, Inc.                  1,197,000          69,276,374
Microsoft Corp.                                      139,700          12,590,463
Oracle Corp.                                         502,500          13,002,188
Parametric Technology Corp.                           94,600           3,024,239
PeopleSoft, Inc.                                     134,692           6,263,178
PeopleSoft, Inc.+                                    120,000           5,577,210
Saville Systems PLC ADR                              160,000           7,980,000
Saville Systems PLC ADR                              160,000           7,970,025
Security Dynamics Technologies, Inc.*                 40,000             965,000
Sterling Commerce, Inc.                                2,388             101,639
Wind River Systems, Inc.+                             13,000             449,225
--------------------------------------------------------------------------------
                                                                    $223,803,783
--------------------------------------------------------------------------------

Computers and Business Equipment -- 4.0%
--------------------------------------------------------------------------------
Cabletron Systems, Inc.                               33,715        $    446,724
Cisco Systems, Inc.                                  427,930          31,345,873
Cisco Systems, Inc.+                                 116,062           8,497,291
Compaq Computer Corp.                                 10,224             286,911
Dell Computer Corp.                                    1,900             153,425
Dell Computer Corp.+                                 750,000          60,441,374
Digital Equipment Corp.                               29,355           1,632,872
EMC Corp.                                              3,000             138,375
Hewlett-Packard Co.                                  505,085          38,039,214
International Business Machines Corp.                168,510          19,526,096
Sun Microsystems, Inc.                                 3,500             144,156
Xerox Corp.                                          624,000          70,823,999
--------------------------------------------------------------------------------
                                                                    $231,476,310
--------------------------------------------------------------------------------

Conglomerates -- 0.9%
--------------------------------------------------------------------------------
General Electric Co.                                 642,104        $ 54,659,102
--------------------------------------------------------------------------------
                                                                    $ 54,659,102
--------------------------------------------------------------------------------

Consumer Services -- 0.4%
--------------------------------------------------------------------------------
Block (H&R), Inc.                                    366,177        $ 16,477,965
Cendant Corp.                                        187,999           4,699,975
Service Corp. International                            3,000             123,750
ServiceMaster Co.                                     45,562           1,301,365
Stewart Enterprises, Inc.                            114,000           2,949,750
--------------------------------------------------------------------------------
                                                                    $ 25,552,805
--------------------------------------------------------------------------------

Containers and Packaging -- 0.6%
--------------------------------------------------------------------------------
Sealed Air Corp.                                     535,000        $ 33,537,813
--------------------------------------------------------------------------------
                                                                    $ 33,537,813
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                           Shares           Value
--------------------------------------------------------------------------------

Distribution -- 1.3%
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                211,200        $ 20,328,000
Supervalu, Inc.                                       51,506           2,250,168
Sysco Corp.                                        1,492,272          35,534,727
U.S. Foodservice, Inc.                               452,443          15,976,893
U.S. Foodservice, Inc.+                               66,438           2,340,227
Wilmar Industries, Inc.                               50,000           1,193,750
--------------------------------------------------------------------------------
                                                                    $ 77,623,765
--------------------------------------------------------------------------------

Drugs -- 8.3%
--------------------------------------------------------------------------------
American Home Products Corp.                           2,300        $    214,188
Amgen, Inc.                                          405,532          24,179,846
Astra AB Class A                                   1,074,400          22,074,300
Astra AB Class B ADR                                 160,000           3,240,000
Bristol-Myers Squibb Co.                             354,171          37,497,855
Covance, Inc.                                         81,250           1,741,797
Elan Corp., PLC ADR*                                 401,676          24,954,122
Genentech, Inc.                                       80,000           5,540,000
Genzyme Corp.*                                        12,150              92,644
Genzyme Corp., Class A                               940,000          29,081,250
Lilly (Eli) & Co.                                    589,158          40,983,303
Merck & Co., Inc.                                    562,848          67,823,183
Pfizer, Inc.                                         845,058          96,178,163
Quintiles Transnational Corp.                         95,420           4,723,290
Quintiles Transnational Corp.+                       100,000           4,947,525
Schering-Plough Corp.                                276,240          22,133,730
Sepracor, Inc.*                                       96,000           4,440,000
SmithKline Beecham PLC ADR                           105,440           6,280,270
Teva Pharmaceutical Industries Ltd. ADR+             100,000           4,256,831
Vertex Pharmaceuticals, Inc.*                        215,000           6,691,875
Warner-Lambert Co.                                   215,344          40,740,393
Watson Pharmaceuticals, Inc.                         573,550          24,662,650
Watson Pharmaceuticals, Inc.+                        122,888           5,270,974
--------------------------------------------------------------------------------
                                                                    $477,748,189
--------------------------------------------------------------------------------

Electric Utilities -- 0.2%
--------------------------------------------------------------------------------
Central and South West Corp.                           1,600        $     41,700
Dominion Resources, Inc.                               3,249             128,539
Duke Energy Corp.                                      1,800             104,175
New England Electric System                            2,700             117,450
Texas Utilities Co.                                  250,196          10,007,840
--------------------------------------------------------------------------------
                                                                    $ 10,399,704
--------------------------------------------------------------------------------

Electrical Equipment -- 0.7%
--------------------------------------------------------------------------------
American Power Conversion Corp.                      200,000        $  6,434,281
AMP, Inc.                                            112,340           4,416,366
Emerson Electric Co.                                 151,648           9,648,604
General Signal Corp.                                  68,600           3,018,400
Molex, Inc. Class A                                   90,066           2,420,524
Rockwell International Corp.                          93,700           5,241,344
Rockwell International Corp.+                         90,000           5,031,858
Thomas & Betts Corp.+                                 22,963           1,339,795
--------------------------------------------------------------------------------
                                                                    $ 37,551,172
--------------------------------------------------------------------------------

Electronics - Instruments -- 0.7%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                 280,000        $ 10,902,500
Dionex Corp.                                         181,070           9,664,611
Thermo Electron Corp.                                390,000          15,526,875
Waters Corp.+                                         29,580           1,581,739
X-Rite, Inc.                                         170,000           2,199,375
X-Rite, Inc.+                                        118,000           1,523,572
X-Rite, Inc.+                                        140,000           1,810,344
--------------------------------------------------------------------------------
                                                                    $ 43,209,016
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 2.1%
--------------------------------------------------------------------------------
Altera Corp.*                                          3,600        $    145,800
Burr-Brown Corp.+                                    600,000          18,253,369
Intel Corp.                                          595,670          48,137,581
Intel Corp.+                                          70,002           5,654,208
KLA-Tencor Corp.                                      36,000           1,451,250
Linear Technologies Corp.                             45,000           3,622,500
Maxim Integrated Products Co.+                        40,000           1,614,193
Motorola, Inc.                                       110,768           6,161,470
National Semiconductor Corp.+                         79,368           1,745,223
Smart Modular Technologies, Inc.+                     60,000           1,479,398
Speedfam International, Inc.+                        221,000           6,405,796
Texas Instruments, Inc.                              313,780          20,101,531
Ultratech Stepper, Inc.+                             245,129           6,013,455
Uniphase Corp.+                                       25,932           1,403,997
--------------------------------------------------------------------------------
                                                                    $122,189,771
--------------------------------------------------------------------------------

Engineering and Construction -- 0.1%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.                       130,225        $  4,346,259
Jacobs Engineering Group, Inc.+                       32,230           1,075,138
--------------------------------------------------------------------------------
                                                                    $  5,421,397
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                           Shares           Value
--------------------------------------------------------------------------------

Entertainment -- 0.3%
--------------------------------------------------------------------------------
Callaway Golf Co.+                                   235,715        $  6,407,818
Disney (Walt) Co.                                     26,900           3,344,006
Mattel, Inc.                                          20,995             804,371
Regal Cinemas, Inc.                                    2,250              68,766
Time Warner Inc.                                     104,628           8,213,298
--------------------------------------------------------------------------------
                                                                    $ 18,838,259
--------------------------------------------------------------------------------

Environmental Services -- 0.7%
--------------------------------------------------------------------------------
Browning-Ferris Industries, Inc.                     391,647        $ 13,364,954
U.S.A. Waste Services, Inc.                          303,556          14,893,216
Waste Management, Inc.                               304,212          10,191,102
--------------------------------------------------------------------------------
                                                                    $ 38,449,272
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 3.5%
--------------------------------------------------------------------------------
American Express Co.                                 273,148        $ 27,861,096
American General Corp.                                91,153           6,073,069
Capital One Financial Corp.                           36,000           3,458,250
Federal Home Loan Mortgage Corp.                     502,500          23,272,031
Federal National Mortgage Association              1,242,855          74,415,942
Household International, Inc.                         36,018           4,734,116
MGIC Investment Corp.                                680,000          42,840,000
Providian Financial Corp.                            166,107           9,997,565
Travelers Group, Inc.                                154,161           9,432,726
--------------------------------------------------------------------------------
                                                                    $202,084,795
--------------------------------------------------------------------------------

Foods -- 3.7%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                           136,929        $  2,943,974
Bestfoods                                             22,400           1,229,200
Corn Products International, Inc.                        500              17,813
Earthgrains Co. (The)                                      1                  47
Flowers Industries, Inc.                             393,000           8,400,375
General Mills, Inc.                                   17,500           1,182,344
Kellogg Co.                                           44,714           1,844,453
McCormick & Co., Inc.                                554,298          18,984,707
Pioneer Hi-Bred International, Inc.                  852,171          32,169,455
Quaker Oats Co. (The)                                 39,942           2,076,984
Riviana Foods, Inc.+                                 150,000           3,476,386
Sara Lee Corp.                                       577,972          34,425,457
Tyson Food, Inc.                                   1,779,999          34,376,231
Unilever ADR                                         812,000          60,595,499
Wrigley (Wm.) Jr. Co.                                113,180          10,073,020
--------------------------------------------------------------------------------
                                                                    $211,795,945
--------------------------------------------------------------------------------

Furniture and Appliances -- 0.9%
--------------------------------------------------------------------------------
HON Industries, Inc.                               1,000,558        $ 32,017,856
HON Industries, Inc.+                                134,930           4,315,601
HON Industries, Inc.+                                134,930           4,309,124
Leggett & Platt, Inc.                                119,744           6,219,204
Leggett & Platt, Inc.+                                29,420           1,527,237
Miller (Herman), Inc.                                120,000           3,622,500
--------------------------------------------------------------------------------
                                                                    $ 52,011,522
--------------------------------------------------------------------------------

Health Services -- 1.0%
--------------------------------------------------------------------------------
Aetna, Inc.                                            4,821        $    389,597
Aetna, Inc.+                                          55,000           4,442,465
Beverly Enterprises, Inc.                            357,143           5,625,002
FPA Medical Management, Inc.                         315,000           3,937,500
Genesis Health Ventures, Inc.                          4,000             105,750
Health Management Associates, Inc., Class A           40,780           1,284,570
HealthSouth Corp.                                    146,000           4,407,375
Integrated Health Services, Inc.                      50,000           1,928,125
Magellan Health Services, Inc.                        50,000           1,387,500
MedPartners, Inc.                                     17,696             181,384
Omnicare, Inc.                                        25,650             878,513
Orthodontic Centers of America, Inc.+                100,000           2,122,003
Pacificare Health Systems, Inc., Class B              19,500           1,396,688
Parexel International Corp.+                          35,000           1,169,569
Quest Diagnostics, Inc.                               15,625             300,781
Quorum Health Group, Inc.                              6,893             221,422
Quorum Health Group, Inc.+                            48,840           1,568,201
Renal Care Group, Inc.                               116,855           4,469,704
Renal Care Group, Inc.+                              130,817           4,983,735
Response Oncology, Inc.                               44,761             374,873
Sunrise Assisted Living, Inc.+                       140,000           6,256,811
Sunrise Assisted Living, Inc.+                       210,000           9,405,920
United HealthCare Corp.                               20,000           1,405,000
Vencor, Inc.                                          25,600             694,400
--------------------------------------------------------------------------------
                                                                    $ 58,936,888
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                           Shares           Value
--------------------------------------------------------------------------------

Household Products -- 1.9%
--------------------------------------------------------------------------------
Blyth Industries, Inc.                               222,000        $  8,144,625
Blyth Industries, Inc.+                              300,000          10,992,492
Blyth Industries, Inc.+                               40,000           1,464,565
Blyth Industries, Inc.+                               20,000             730,815
Colgate-Palmolive Co.                                 43,652           3,915,039
Fortune Brands, Inc.                                   1,500              55,313
Gillette Co.                                         127,100          14,672,106
Kimberly-Clark Corp.                                 511,394          25,953,246
Procter & Gamble Co.                                 360,700          29,645,031
Rubbermaid, Inc.                                     463,920          13,279,710
--------------------------------------------------------------------------------
                                                                    $108,852,942
--------------------------------------------------------------------------------

Industrial Equipment -- 1.0%
--------------------------------------------------------------------------------
Dover Corp.                                          324,360        $ 12,812,220
Dover Corp.+                                          46,000           1,816,092
Federal Signal Corp.                                 283,471           6,076,910
Illinois Tool Works, Inc.                            169,010          11,915,205
Parker-Hannifin Corp.                                150,898           6,733,823
Regal Beloit Corp.                                   265,000           8,148,750
Tecumseh Products Co., Class A                       193,055           9,725,146
--------------------------------------------------------------------------------
                                                                    $ 57,228,146
--------------------------------------------------------------------------------

Information Services -- 3.4%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                    1,184,740        $ 79,303,533
Bell and Howell Co.                                  115,000           3,176,875
BISYS Group, Inc. (The)*                              53,873           2,127,984
Ceridian Corp.                                        90,500           5,118,906
Computer Sciences Corp.                              282,000          14,875,500
Computer Sciences Corp.+                             160,000           8,435,780
Dun & Bradstreet Corp. (The)                          86,158           3,058,609
Electronic Data Systems Corp.                        155,000           6,665,000
First Data Corp.                                     128,618           4,356,935
HBO and Co.                                           12,219             730,849
IDX Systems Corp.+                                    35,000           1,520,876
Lason, Inc.+                                         165,000           6,422,130
Lason, Inc.+                                         190,000           7,380,360
Paychex, Inc.                                         58,651           3,185,482
Reuters Holdings PLC ADR                             334,611          21,686,975
Sapient Corp.                                        236,480          11,661,605
Sapient Corp.+                                        87,396           4,309,784
Saville Systems PLC ADR+                              99,197           4,927,661
Siebel Systems, Inc.                                 118,000           3,053,250
SunGard Data Systems, Inc.                            80,000           2,850,000
USCS  International, Inc.+                           150,000           3,011,203
--------------------------------------------------------------------------------
                                                                    $197,859,297
--------------------------------------------------------------------------------

Insurance -- 8.4%
--------------------------------------------------------------------------------
Aegon, N.V. ADR                                       42,726        $  5,677,217
Allmerica Financial Corp.                              1,500              93,938
Allstate Corp. (The)                                 598,208          57,577,519
American International Group, Inc.                   506,784          66,673,769
AON Corp.                                             44,054           2,841,483
Berkshire Hathaway, Inc. Class A+                        500           3,430,000
Berkshire Hathaway, Inc. Class B                          21              48,195
Chubb Corp.                                          101,050           7,976,634
Conseco, Inc.+                                       100,000           4,942,650
General RE Corp.                                     362,481          81,037,158
Jefferson-Pilot Corp.                                 38,268           2,245,824
Kansas City Life Insurance Co.                        35,400           3,009,000
Lab Holdings, Inc.                                    35,960             836,070
Marsh & McLennan Cos., Inc.                          804,444          73,304,959
Mercury General Corp.                                  2,000             129,500
Mutual Risk Management Ltd.                          863,500          29,251,063
Progressive Corp.                                    285,085          38,611,200
Protective Life Corp.                                 64,346           2,388,845
Provident Companies, Inc.                              3,728             145,625
Safeco Corp.                                          12,122             605,342
St. Paul Cos., Inc. (The)                            134,513          11,399,969
SunAmerica, Inc.                                   1,542,524          77,029,791
Torchmark Corp.                                      222,850           9,930,753
UICI                                                  57,257           1,660,453
UICI+                                                180,000           5,211,283
UNUM Corp.                                            50,000           2,687,500
--------------------------------------------------------------------------------
                                                                    $488,745,740
--------------------------------------------------------------------------------

Investment Services -- 0.6%
--------------------------------------------------------------------------------
E*Trade Group, Inc.+                                 100,000        $  2,353,477
Merrill Lynch & Co., Inc.                            259,116          22,737,429
Morgan Stanley Dean Witter Discover & Co.             55,533           4,380,165
Price (T. Rowe) Associates, Inc.                      43,358           3,273,529
Schwab (Charles) and Co., Inc.                        44,500           1,557,500
--------------------------------------------------------------------------------
                                                                    $ 34,302,100
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                               Shares       Value
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Signature Resorts, Inc.+                               50,000       $    887,985
--------------------------------------------------------------------------------
                                                                    $    887,985
--------------------------------------------------------------------------------

Machinery -- 0.0%
--------------------------------------------------------------------------------
DT Industries, Inc.                                    37,728       $  1,263,888
--------------------------------------------------------------------------------
                                                                    $  1,263,888
--------------------------------------------------------------------------------

Manufacturing -- 0.0%
--------------------------------------------------------------------------------
Tyco International Ltd.                                20,000       $  1,090,000
--------------------------------------------------------------------------------
                                                                    $  1,090,000
--------------------------------------------------------------------------------

Medical Products -- 6.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                   219,233       $ 16,031,413
Allegiance Corp.                                       22,661          1,033,908
Ballard Medical Products+                             251,058          6,304,678
Bausch & Lomb, Inc.                                   145,574          7,196,815
Baxter International, Inc.                            806,028         44,684,177
Becton, Dickinson and Co.                               3,510            244,384
Becton, Dickinson and Co.+                             14,490          1,006,849
Boston Scientific Corp.                               508,000         36,734,750
Dentsply International, Inc.                           42,000          1,380,750
ESC Medical Systems Ltd.                               30,000            975,000
Heartport, Inc.                                        41,026            435,901
Hillenbrand Industries, Inc.                          647,898         40,412,638
Incyte Pharmaceuticals, Inc.+                         577,571         25,946,511
Johnson & Johnson Co.                               1,150,375         82,108,015
Marquette Medical Systems, Inc.                        55,000          1,485,000
Medtronics, Inc.                                    1,052,726         55,399,705
Medtronics, Inc.+                                      29,472          1,550,189
Schein (Henry) Corp.                                  200,000          7,800,000
Schein (Henry) Corp.+                                 225,700          8,797,899
Schein (Henry) Corp.+                                  17,000            660,348
Schein (Henry) Corp.+                                 130,000          5,066,603
Sofamor Danek Group, Inc.*                            223,000         19,568,250
St. Jude Medical,  Inc.                                42,144          1,493,478
Steris Corp.                                           37,297          2,193,530
--------------------------------------------------------------------------------
                                                                    $368,510,791
--------------------------------------------------------------------------------

Metals - Gold -- 0.0%
--------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc.                    6,000       $    112,875
--------------------------------------------------------------------------------
                                                                    $    112,875
--------------------------------------------------------------------------------

Metals - Industrial -- 0.3%
--------------------------------------------------------------------------------
Cyprus Amax Minerals Co.                               20,950       $    361,388
Inco, Ltd.                                            124,000          2,177,750
Nucor Corp.                                            40,000          2,397,500
Nucor Corp.+                                           22,648          1,354,750
Potash Corp. of Saskatchewan                          120,105         10,726,878
--------------------------------------------------------------------------------
                                                                    $ 17,018,266
--------------------------------------------------------------------------------

Natural Gas Utilities -- 0.2%
--------------------------------------------------------------------------------
Columbia Energy Group                                     747       $     60,694
KN Energy, Inc.                                        20,000          1,173,750
NGC Corp.                                             290,000          4,277,500
Sonat, Inc.                                           107,200          4,757,000
--------------------------------------------------------------------------------
                                                                    $ 10,268,944
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 2.9%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                    639,234       $ 25,888,977
Dresser Industries, Inc.                               79,800          4,219,425
EVI, Inc.                                              33,000          1,757,250
Halliburton Co.                                       259,925         14,295,875
National-Oilwell, Inc.                                 50,000          1,896,875
National-Oilwell, Inc.+                               416,400         15,733,986
Newpark Resources, Inc.                               110,000          2,646,346
Noble Drilling, Inc.                                  170,000          5,493,125
Patterson Energy, Inc.+                               200,000          2,779,700
Rowan Companies, Inc.                                 250,000          7,359,375
Royal Dutch Petroleum Co.                              24,289          1,373,847
Schlumberger Ltd.                                     879,470         72,886,075
Tosco Corp.                                               300             10,688
Tosco Corp.+                                          314,619         11,185,885
Weatherford Enterra, Inc.                              25,000          1,251,563
--------------------------------------------------------------------------------
                                                                    $168,778,992
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 1.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                              512,000       $ 37,504,000
Apache Corp.                                          945,440         33,444,940
British Petroleum Co. PLC ADR                             500             47,250
Burlington Resources, Inc.                            119,335          5,608,745
Oryx Energy Co.                                       369,103          9,642,816
Phillips Petroleum Co.                                    979             48,522
Triton Energy Ltd.*                                   150,000          6,018,750


                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                              Shares        Value
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production (continued)
--------------------------------------------------------------------------------
Union Pacific Resources Group, Inc.                   79,795        $  1,905,106
USX-Marathon Group                                    50,895           1,822,677
--------------------------------------------------------------------------------
                                                                    $ 96,042,806
--------------------------------------------------------------------------------

Oil and Gas - Integrated -- 0.9%
--------------------------------------------------------------------------------
Amoco Corp.                                          282,730        $ 12,510,803
Atlantic Richfield Co.                                42,450           3,311,100
Chevron Corp.                                         55,600           4,597,425
Exxon Corp.                                          206,175          15,037,889
Mobil Corp.                                          183,413          14,489,627
Murphy Oil Corp.                                      29,700           1,527,694
National Fuel Gas Co.                                  2,000              92,000
Quaker State Corp.                                    90,758           1,639,316
Texaco, Inc.                                           1,914             117,711
--------------------------------------------------------------------------------
                                                                    $ 53,323,565
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.7%
--------------------------------------------------------------------------------
Caraustar Industries, Inc.                           184,961        $  6,334,914
Champion International Corp.                          61,687           3,319,532
Deltic Timber Corp.                                    8,485             242,353
Fort James Corp.                                      56,401           2,798,900
Georgia-Pacific Corp. - GP Group                     160,000          12,350,000
Georgia-Pacific Corp. - GP Group+                     14,133           1,088,164
Georgia-Pacific Corp. - Timber Group                 160,000           4,100,000
Mead Corporation (The)                                38,768           1,342,342
Sonoco Products Co.                                   71,429           2,870,553
Union Camp Corp.                                      80,309           4,848,656
Weyerhauser Co.                                       61,755           3,558,632
--------------------------------------------------------------------------------
                                                                    $ 42,854,046
--------------------------------------------------------------------------------

Photography -- 0.1%
--------------------------------------------------------------------------------
Eastman Kodak Co.                                     49,744        $  3,590,895
--------------------------------------------------------------------------------
                                                                    $  3,590,895
--------------------------------------------------------------------------------

Printing and Business Products -- 1.0%
--------------------------------------------------------------------------------
American Business Products, Inc.                     261,355        $  6,043,834
Avery Dennison Corp.                                 537,816          28,168,113
Bowne & Co., Inc.                                     86,320           3,566,095
Danka Business Systems, PLC ADR                        1,000              20,000
Deluxe Corp.                                          80,675           2,702,613
Donnelley (R.R.) & Sons Co.                           32,896           1,449,480
Harland (John H.) Co.                                 51,540             918,056
Ikon Office Solutions, Inc.                          115,500           2,793,656
U.S. Office Products Co.                             776,817          13,739,951
--------------------------------------------------------------------------------
                                                                    $ 59,401,798

Publishing -- 2.4%
--------------------------------------------------------------------------------
Belo (A.H.) Corp.                                     55,110        $  2,917,386
Central Newspapers, Inc., Class A                    210,000          15,382,500
Dow Jones & Co., Inc.                              1,011,000          49,223,062
Gannett Co., Inc.                                    260,900          17,724,894
Houghton Mifflin Co.                                 112,400           3,660,025
McGraw-Hill Companies, Inc. (The)                    455,608          35,281,145
Meredith Corp.                                       190,000           8,170,000
Times Mirror Co. Class A                             151,670           9,280,308
--------------------------------------------------------------------------------
                                                                    $141,639,320
--------------------------------------------------------------------------------

REITS -- 0.3%
--------------------------------------------------------------------------------
Catellus Development Corp.                           290,000        $  5,165,625
Equity Office Properties Trust                         2,812              79,966
Lasalle Partners, Inc.+                              213,193           7,313,852
Redwood Trust, Inc.                                   71,710           1,765,859
Rouse Co. (The)                                      127,700           3,942,738
SLH Corp.                                             53,940           1,618,200
--------------------------------------------------------------------------------
                                                                    $ 19,886,240
--------------------------------------------------------------------------------

Restaurants -- 1.0%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                 48,193        $    981,932
Boston Chicken, Inc.                                  38,500             164,826
Brinker International, Inc.                          446,376          10,713,024
CKE Restaurants, Inc.                                100,000           3,455,575
CKE Restaurants, Inc.+                                10,000             344,865
McDonald's Corp.                                     263,100          16,279,313
Outback Steakhouse, Inc.                              77,101           2,939,476
Outback Steakhouse, Inc.+                            130,181           4,961,165
Starbucks Corp.*                                     300,000          14,437,500
Tricon Global Restaurants, Inc.                      189,766           6,025,071
--------------------------------------------------------------------------------
                                                                    $ 60,302,747
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                             Shares         Value
--------------------------------------------------------------------------------

Retail - Food and Drug -- 3.2%
--------------------------------------------------------------------------------
Albertson's, Inc.                                    1,521,744      $ 76,087,199
CVS Corp.                                              690,000        50,887,499
Hannaford Brothers Co.                                  30,849         1,370,852
Kroger Co. (The)                                        22,800           954,750
Rite Aid Corp.                                           6,000           192,750
Safeway, Inc.                                        1,343,768        51,399,125
Walgreen Co.                                            13,750           474,375
Whole Foods Market, Inc.                                90,000         5,568,750
Winn-Dixie Stores, Inc.                                 19,681           740,498
--------------------------------------------------------------------------------
                                                                    $187,675,798
--------------------------------------------------------------------------------

Retail - General -- 2.3%
--------------------------------------------------------------------------------
99 Cents Only Stores+                                  342,670      $ 13,034,246
Casey's General Stores, Inc.+                           75,000         1,225,055
Dayton Hudson Corp.                                        135            11,787
Department 56, Inc.                                    190,000         6,828,125
Dollar General Corp.                                    20,500           776,438
Dollar Tree Stores, Inc.+                              165,195         8,943,905
Dollar Tree Stores, Inc.+                              195,000        10,573,461
May Department Stores Co. (The)                        104,008         6,415,994
Penney (J.C.) Company, Inc.                            928,864        66,007,397
Pier 1 Imports, Inc.+                                  100,000         2,630,906
Wal-Mart Stores, Inc.                                  344,390        17,413,219
--------------------------------------------------------------------------------
                                                                    $133,860,533
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.7%
--------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                205,200      $  3,975,750
Burlington Coat Factory Warehouse Corp.+               338,400         6,553,222
CompUSA, Inc.                                            1,000            18,563
Harcourt General, Inc.                                 216,416        11,294,210
Home Depot, Inc. (The)                               1,099,500        76,552,687
Limited, Inc. (The)                                    205,000         6,880,313
Lowe's Companies+                                       30,000         2,097,076
Office Depot, Inc.                                      90,000         2,981,250
OfficeMax, Inc.                                        333,334         6,270,846
Pep Boys - Manny, Moe & Jack (The)+                     35,476           771,217
Pep Boys - Manny, Moe & Jack (The)+                     62,500         1,356,656
Republic Industries, Inc.                            1,060,417        29,492,848
TJX Companies, Inc. (The)                                  250            11,063
Toys "R" Us, Inc.                                      113,225         3,120,764
Unifi, Inc.                                             50,000         1,915,625
--------------------------------------------------------------------------------
                                                                    $153,292,090
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 2.2%
--------------------------------------------------------------------------------
Corning, Inc.                                          130,000      $  5,200,000
Dexter Corp. (The)                                      47,829         1,975,936
Ecolab, Inc.                                         1,844,036        58,432,890
Great Lakes Chemical Corp.                              33,290         1,672,823
International Flavors & Fragrances, Inc.               148,101         7,247,693
International Specialty Products, Inc.                  59,000         1,176,313
Lam Research Corp.                                      83,000         2,573,000
Millipore Corp.                                      1,011,340        34,891,230
Minnesota Mining & Manufacturing Co.                    37,685         3,556,522
Nalco Chemical Co.                                     221,952         8,822,592
Pall Corp.                                             216,000         4,239,000
--------------------------------------------------------------------------------
                                                                    $129,787,999
--------------------------------------------------------------------------------

Telephone Utilities -- 0.0%
--------------------------------------------------------------------------------
Bell Atlantic Corp.                                      4,083      $    382,016
GTE Corp.+                                              17,500         1,020,100
U.S. West, Inc. - Communications Group                   1,280            67,520
--------------------------------------------------------------------------------
                                                                    $  1,469,636
--------------------------------------------------------------------------------

Tobacco -- 0.1%
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                               182,560      $  6,811,770
Schweitzer-Mauduit International, Inc.                   5,731           190,556
--------------------------------------------------------------------------------
                                                                    $  7,002,326
--------------------------------------------------------------------------------

Transportation -- 0.7%
--------------------------------------------------------------------------------
Arnold Industries, Inc.                                148,543      $  2,376,688
Burlington Northern Santa Fe Corp.                      62,933         6,230,367
Coach USA, Inc.                                         94,666         4,490,718
Coach USA, Inc.+                                        74,223         3,519,193
Coach USA, Inc.+                                       185,676         8,794,793
FDX Corp.                                               93,723         6,373,164
Heartland Express, Inc.+                               250,000         6,215,641
Union Pacific Corp.                                     90,300         4,943,925
--------------------------------------------------------------------------------
                                                                    $ 42,944,489
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                             Shares      Value
--------------------------------------------------------------------------------

Trucks and Parts -- 0.1%
--------------------------------------------------------------------------------
Paccar, Inc.                                          46,602     $    2,766,994
--------------------------------------------------------------------------------
                                                                 $    2,766,994
--------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $3,813,073,110)                            $5,613,877,090
--------------------------------------------------------------------------------

Convertible Preferred Stocks -- 0.6%

Security                                             Shares      Value
--------------------------------------------------------------------------------

Entertainment -- 0.6%
--------------------------------------------------------------------------------
Time Warner Inc., Series J                           100,187     $   16,998,074
Time Warner Inc., Series J+/(1)/                      66,791         11,508,464
Time Warner Inc., Series J+/(1)/                      21,410          3,627,043
Time Warner Inc., Series J+/(1)/                      14,272          2,455,455
--------------------------------------------------------------------------------
                                                                 $   34,589,036
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
American General Corp., Series D                      21,474     $    1,224,018
--------------------------------------------------------------------------------
                                                                 $    1,224,018
--------------------------------------------------------------------------------

Insurance -- 0.0%
--------------------------------------------------------------------------------
Aetna, Inc., Series C                                    449     $       35,247
--------------------------------------------------------------------------------
                                                                 $       35,247
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
     (identified cost $23,414,320)                               $   35,848,301
--------------------------------------------------------------------------------

Commercial Paper -- 2.8%

                                                Face Amount
Name of Company                                 (000's omitted)  Value
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 5.52%, 5/6/98            $  87,551     $   87,483,878
Prudential Funding Corp., 5.55%, 5/1/98               76,449         76,449,000
--------------------------------------------------------------------------------

Total Commercial Paper
     (identified cost $163,932,878)                              $  163,932,878
--------------------------------------------------------------------------------

Total Investments -- 100.4%
     (identified cost $4,000,420,308)                            $5,813,658,269
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%                         $  (21,685,428)
--------------------------------------------------------------------------------

Net Assets -- 100.0%                                             $5,791,972,841
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt

+ Security exempt from registration under Rule 144A or Rule 145 of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, the value of these securities amounted to $538,710,935 or 9.3% of net assets.

*      Non-income producing security.

/(1)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost $4,000,420,308)                             $5,813,658,269
Cash                                                                     717,709
Dividends and interest receivable                                      4,394,381
Tax reclaim receivable                                                   121,594
Other assets                                                              15,734
Prepaid expenses                                                          78,230
Deferred organization expenses (Note 1C)                                   5,625
--------------------------------------------------------------------------------
Total assets                                                      $5,818,991,542
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                 $   26,919,490
Payable to affiliate for Trustees' fees (Note 2)                           2,856
Accrued expenses                                                          96,355
--------------------------------------------------------------------------------
Total liabilities                                                 $   27,018,701
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $5,791,972,841
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $3,978,733,433
Net unrealized appreciation of investments (computed on the
     basis of identified cost)                                     1,813,239,408
--------------------------------------------------------------------------------
Total                                                             $5,791,972,841
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
April 30, 1998
Investment Income (Note 1F)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $305,713)                        $   23,598,717
Interest income                                                        3,981,921
--------------------------------------------------------------------------------
Total income                                                      $   27,580,638
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                   $    9,349,095
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                           16,376
Legal and accounting services                                            449,226
Custodian fee                                                            259,346
Amortization of organization expenses (Note 1C)                           10,297
Miscellaneous                                                            242,687
--------------------------------------------------------------------------------
Total expenses                                                    $   10,327,027
--------------------------------------------------------------------------------

Net investment income                                             $   17,253,611
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)              $    5,622,063
--------------------------------------------------------------------------------
Net realized gain on investments                                  $    5,622,063
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                          $  758,404,874
     Foreign currency                                                      1,447
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                               $  758,406,321
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                   $  764,028,384
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $  781,281,995
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                         Six Months Ended
Increase (Decrease)                      April 30, 1998         Year Ended
in Net Assets                            (Unaudited)            October 31, 1997
--------------------------------------------------------------------------------
From operations --
     Net investment income              $    17,253,611         $    14,399,615
     Net realized gain on
         investment transactions              5,622,063              52,637,579
     Net change in unrealized
         appreciation (depreciation)
         of investments                     758,406,321             375,109,348
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                    $   781,281,995         $   442,146,542
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                      $ 2,270,240,902         $ 1,907,707,281
     Withdrawals                           (130,995,874)           (415,207,575)
--------------------------------------------------------------------------------
Net increase in net assets from
     capital transactions               $ 2,139,245,028         $ 1,492,499,706
--------------------------------------------------------------------------------

Net increase in net assets              $ 2,920,527,023         $ 1,934,646,248
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                  $ 2,871,445,818         $   936,799,570
--------------------------------------------------------------------------------
At end of period                        $ 5,791,972,841         $ 2,871,445,818
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                Six Months Ended
                                                April 30, 1998       Year Ended          Period Ended
                                                (Unaudited)         October 31, 1997    October 31, 1996*
---------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------
Expenses                                                 0.54%+              0.56%             0.66%+
Net investment income                                    0.90%+              0.81%             0.91%+
Portfolio Turnover                                          2%                 14%                6%
Average commission rate (per share) /(1)/        $     0.0581        $     0.0582        $   0.0585
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $  5,791,973        $  2,871,446        $  936,800
---------------------------------------------------------------------------------------------------------

+    Annualized.
* For the period from the start of business, December 1, 1995, to October 31, 1996.
/(1)/Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    Significant Accounting Policies
     ---------------------------------------------------------------------------
     Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which is organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

     C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, are being amortized on the straight-line basis over five years.

     D Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

     F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

     G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and

Tax-Managed Growth Portfolio  as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

     expense during the reporting period. Actual results could differ from those estimates.

     H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the statement of operations.

     I Interim Financial Information -- The interim financial statements relating to April 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2    Investment Adviser Fee and Other Transactions with Affiliates
     ---------------------------------------------------------------------------
     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six month period ended April 30, 1998, the adviser fee was 0.49% of the Portfolio's average net assets (annualized). Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six month period ended April 30, 1998, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3    Investment Transactions
     ---------------------------------------------------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $2,184,250,541 and $65,206,232, respectively. In addition, investments having an aggregate market value of $25,484,816 at dates of withdrawal were distributed in payment for capital withdrawals resulting in capital gains for book purposes of $23,796,960.

4    Federal Income Tax Basis of Investment
     ---------------------------------------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

     Aggregate cost                               $4,000,420,308
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                $1,813,836,547
     Gross unrealized depreciation                      (598,586)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                  $1,813,237,961
     ---------------------------------------------------------------------------

5    Financial Instruments
     ---------------------------------------------------------------------------
     The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

     The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     The Portfolio did not have any open obligations under these financial instruments at April 30, 1998.

Tax-Managed Growth Portfolio as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6    Line of Credit
     ---------------------------------------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six month period ended April 30, 1998.

Vance Sanders Exchange Fund as of April 30, 1998

INVESTMENT MANAGEMENT


Vance Sanders Exchange Fund


Officers

James B. Hawkes
President and Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Other Trustees

Landon T. Clay

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


Tax-Managed Growth Portfolio


Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Other Trustees

Landon T. Clay

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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                                       27

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of Vance Sanders Exchange Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer and Dividend Disbursing Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123





Vance Sanders Exchange Fund
24 Federal Street
Boston, MA 02110




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   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund.
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                                                                     VSESRC-6/98